FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

October 1, 2013

Filed Via EDGAR (CIK #0001022804)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Franklin Templeton Fund Allocator Series (Registrant)

          Franklin Templeton Multi-Asset Real Return Fund

          File Nos. 333-13601 and 811-07851

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 27, 2013.

Sincerely yours,

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/rs

cc:  Bruce G. Leto, Esq.

Brian E. Lorenz, Esq.